Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 34,693	$ 24,348	$ 30,775
Current taxes: Foreign	10,246	13,254	16,137
Taxes on income, current	44,939	37,602	46,912
Adjustment for previous years: Domestic	(903)	(5,753)	(1,823)
Adjustment for previous years: Foreign	(455)	(1,905)	(123)
Adjustment for previous years, total	(1,358)	(7,658)	(1,946)
Deferred income tax: Domestic	1,842	(3,831)	(14,664)
Deferred income tax: Foreign	812	(489)	(4,989)
Deferred income tax expense (benefit), total	2,654	(4,320)	(19,653)
Domestic	35,632	14,764	14,288
Foreign	10,603	10,860	11,025
Actual tax expenses	$ 46,235	$ 25,624	$ 25,313